LEASES	6 Months Ended
Jun. 30, 2024
LEASES
LEASES

16.LEASES

The Group’s leases mainly related to building and the rights to use the land. The total expense related to short-term leases were insignificant for the six months ended June 30, 2023 and 2024, and sublease income of the Group which was recognized in revenues in the consolidated statements of comprehensive income were RMB65 and RMB80 for the six months ended June 30, 2023 and 2024, respectively. The Group recognizes a negative lease expense of RMB67 and RMB2 for the six months ended June 30, 2023 and 2024 under the relief of lease concession from COVID-19 as the Group elects using the variable lease expense approach.

A summary of supplemental information related to operating leases for the six months ended June 30, 2023 and 2024 is as follows:

	Six Months Ended June 30,
	2023		2024
Lease cost:
Operating fixed lease cost	2,110		2,085
Finance lease cost
— Amortization of ROU assets	41		41
— Interest on lease liabilities	52		63
Variable lease cost	65		134
Total lease cost	2,268		2,323

Other information:
Weighted average remaining lease term
Operating leases	13	years	13	years
Finance leases	28	years	27	years
Weighted average discount rate
Operating leases	6.20%		6.14%
Finance leases	4.03%		4.32%

As of June 30, 2024, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter are as follows:

	Total Operating	Total Finance
	Leases	Leases
Remainder of 2024	2,043	76
2025	4,014	155
2026	3,840	156
2027	3,704	160
2028	3,509	162
Thereafter	24,281	3,910

Total minimum lease payments	41,391	4,619

Less: amount representing interest	13,526	1,987

Present value of minimum lease payments	27,865	2,632

As of June 30, 2024, the Group has entered 16 lease contracts that the Group expects to account for as operating or finance leases, the future undiscounted lease payments for these non-cancellable lease contracts are RMB3,848, which is not reflected in the consolidated balance sheets.

Supplemental cash flow information related to leases for the six months ended June 30, 2023 and 2024 are as follows:

	Six Months Ended June 30,
	2023	2024
Cash paid for amounts included in the measurement of operating lease liabilities	2,094	2,255
Cash paid for amounts included in the measurement of finance lease liabilities	69	84
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	554	1,566
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	53	—